Subsequent Events (Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Jul. 16, 2012
Subsequent Events (Textual) [Abstract]
Sale of gross proceeds of securities	$ 780,000
Shares of Series E Convertible Preferred Stock				780
Warrants to purchase				3,120,000
Period of warrants	5 years
Exercise price of common stock				$ 0.30
Payment of compensation to co-placement agents		78,000
Non accountable expense allowance		23,400
Number of shares of common stock received as warrant by co-placement agents		312,000
Sale of shares under subscription agreement				500
Number of shares of common stock received as additional warrant under subscription agreement				2,000,000
Amount of consideration will be received under subscription agreement				$ 500,000
Extension of lease period			10 years